Related Party Transactions	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company as of and for the years presented consisted of:

Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group	Equity investee of the Company
Qinhui	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT
Qin Er Lin	Immediate family member of the CEO

(a) Related party balances

The balances due from related parties were as follows:

	As of June 30,
	2026	2025
Due from related parties, current:
Fuson Group (a)	4,123,151	4,628,295
Qin Er Lin (c)	11,741	-
UniDev	9,432	-
Less: allowance for credit losses	(3,059,319)	(253,700)
Total	1,085,005	4,374,595

Due from related parties, non-current:
Fuson Group (b)	2,399,559	2,069,730
Qin Er Lin (c)	52,018	-
Less: allowance for credit losses	(861,920)	(123,770)
Total	1,589,657	1,945,960

(a)	The balances represent loans due from Fuson Group which should be repaid within one year. The interest rates for the loans ranged from 3.5% to 4.10% and 4.0% to 4.10% as of June 30, 2026 and 2025, respectively.

(b)	The balance represents loans due from Fuson Group with 6.50% interest rate, which should be repaid within 30 months.

(c)	The balance represent the loan due from Qin Er Lin which should be repaid within five years. The interest rates for the loan was 4.0% as of June 30, 2026.Qin Er Lin repaid the loan from related parties on October 8, 2026.

Loans due from Fuson Group are carried at the original loan principal balances less allowance for credit losses. The estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive loss.

The Company considered the financial conditions of Fuson Group and adjusted for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions in determining the amount of the allowance for credit losses for the year ended June 30, 2025.

During the year ended June 30, 2026, certain loans receivable from Fuson Group were not repaid on schedule and were extended. The Company assessed that Fuson Group is experiencing financial difficulty, and the repayment is expected to be provided substantially through sale of the collateral. Consequently, the Company assessed credit losses for loans receivable from Fuson Group using a collateral-dependent approach as of June 30, 2026. Under this method, the estimated credit loss is determined by comparing the loan balance to the fair value of the underlying collateral, less costs to sell. The Company calculates the fair value of the collateral using a market approach, in which most of the inputs are observable.

The following table presents the aging of past-due gross due from related parties as of June 30, 2026 and 2025:

	1 to 3 months past due	4 to 6 months past due	7 to 12 months past due	Over 1 year past due	Total
June 30, 2025	1,707,242	767,770	418,784	-	2,893,796
June 30, 2026	-	-	861,920	3,055,224	3,917,144

Movement of allowance for due from related parties for the years ended June 30, 2026, 2025 and 2024 are as follows:

	For the year ended
	2026	2025	2024
Balance at beginning of the year	377,470	225,788	-
Provision for credit losses	3,606,271	237,747	225,788
Recovery of due from related parties	(62,502)	(86,235)	-
Foreign currency translation adjustments	-	170	-
Balance at end of the year	3,921,239	377,470	225,788

The balances due to related parties were as follows:

	As of June 30,
	2026	2025
Due to related parties:
Qinhui	58,732	-
Fuson Group	14,711	14,917
MCT	1,951	4,188
UniDev	-	2,779
Total	75,394	21,884

As of June 30, 2026, the balance due to related parties primarily consisted of the loan from Qinhui, which is repayable within one year and bears an interest rate of 0%, deposits received from Fuson Group and unpaid administrative fees payable to MCT.

As of June 30, 2025, the balance due to related parties mainly represented deposits received from Fuson Group and unpaid administrative fees payable to MCT and UniDev.

(b) Related party transactions

	For the year ended
	2026	2025	2024
a) Consulting services provided to related parties
Fuson Group	80,775	116,760	87,172

b)Solution services provided to related parties
Fuson Group	238,776	-	-

c) Services provided by related parties
UniDev	7,206	35,396	165,676
Fuson Group	27,166	13,758	18,894
Beijing Bright	2,135	4,830	-
	36,507	53,984	184,570

d) Loans provided to related parties
Fuson Group	959,360	2,984,351	6,043,329
Qin Er Lin	64,006	-	-
Beijing Bright	-	-	415,236
UniDev	-	-	55,365
	1,023,366	2,984,351	6,513,930
e) Repayment of loans from related parties
Fuson Group	811,272	2,936,754	194,897
Beijing Bright	-	-	415,236
UniDev	-	-	193,777
	811,272	2,936,754	803,910
f) Interest income received from related parties
Fuson Group	128,157	293,103	14,481
UniDev	-	-	8,549
Beijing Bright	-	-	2,907
	128,157	293,103	25,937

g) Loans provided from related parties
Qinhui	56,977	-	-

h) Rental income from related party
Fuson Group	59,071	59,241	59,016

i) Other revenue from related party
Fuson Group	-	134,933	61,244